Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 758,501	$ 713,061
Percentage of Total Loans (in hundredths)	100.00%	100.00%
Loans pledged	$ 132,300	$ 180,700
Loan Origination/Risk Management [Abstract]
Outstanding principal balance (in hundredths)	64.00%
Percentage of loan-to-value (in hundredths)	80.00%
Maximum concentration of loan to single industry (in hundredths)	10.00%
Commercial and Industrial
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 27,140	$ 30,092
Percentage of Total Loans (in hundredths)	3.60%	4.20%
Residential
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 7,750	$ 5,859
Percentage of Total Loans (in hundredths)	1.00%	0.80%
Commercial
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 45,245	$ 47,921
Percentage of Total Loans (in hundredths)	6.00%	6.70%
Commercial – Owner Occupied
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 172,040	$ 176,649
Percentage of Total Loans (in hundredths)	22.70%	24.80%
Commercial – Non-owner Occupied
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 256,471	$ 237,918
Percentage of Total Loans (in hundredths)	33.80%	33.40%
Residential – 1 to 4 Family
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 213,266	$ 171,894
Percentage of Total Loans (in hundredths)	28.10%	24.10%
Residential – Multifamily
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 18,113	$ 25,173
Percentage of Total Loans (in hundredths)	2.40%	3.50%
Consumer
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 18,476	$ 17,555
Percentage of Total Loans (in hundredths)	2.40%	2.50%